UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-08518

                                     Gabelli Gold Fund, Inc.

(Exact name of registrant as specified in charter)

One Corporate Center

                          Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                    Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end:   December 31

Date of reporting period:   June 30, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Gabelli Gold Fund, Inc. Semiannual Report — June 30, 2018
To Our Shareholders,	Caesar M. P. Bryan Portfolio Manager

For the six months ended June 30, 2018, the net asset value (“NAV”) per Class AAA Share of the Gabelli Gold Fund, Inc. decreased 7.8% compared with decreases of 3.9% and 8.9% for the Philadelphia Gold & Silver (“XAU”) Index and the NYSE Arca Gold BUGS (“HUI”) Index, respectively. Other classes of shares are available. See below for performance information for all classes of shares.

Enclosed are the financial statements, including the schedule of investments as of June 30, 2018.

Comparative Results

Average Annual Returns through June 30, 2018 (a) (Unaudited)						Since Inception (7/11/94)

	Six Months	1 Year	5 Year	10 Year	15 Year
Class AAA (GOLDX)	(7.84)%	(8.69)%	3.04%	(4.75)%	4.86%	3.98%
XAU Index	(3.92)	1.67	(1.07)	(7.31)	1.39	(0.10	)(b)
NYSE Arca Gold Miners Index (“GDM”)	(7.91)	2.37	(0.60)	(6.40)	2.22	0.73	(c)
NYSE Arca Gold BUGS Index (“HUI”)	(8.87)	(5.40)	(4.25)	(8.12)	(2.00)	N/A	(d)
Lipper Precious Metals Fund Classification	(7.06)	(4.77)	0.09	(5.83)	4.15	2.07
Standard & Poor’s (“S&P”) 500 Index	2.65	14.37	13.42	10.17	9.30	9.92
Class A (GLDAX)	(7.83)	(8.68)	3.04	(4.73)	4.88	3.99
With sales charge (e)	(13.13)	(13.93)	1.83	(5.29)	4.47	3.73
Class C (GLDCX)	(8.09)	(9.30)	2.29	(5.45)	4.08	3.48
With contingent deferred sales charge (f)	(9.01)	(10.21)	2.29	(5.45)	4.08	3.48
Class I (GLDIX)	(7.69)	(8.41)	3.31	(4.51)	5.05	4.10
Class T (GLDTX)	(7.85)	(8.69)	3.04	(4.75)	4.86	3.98
With sales charge (g)	(10.15)	(10.98)	2.52	(5.00)	4.68	3.46

In the current prospectuses dated April 30, 2018, the expense ratios for Class AAA, A, C, I, and T Shares are 1.52%, 1.52%, 2.27%, 1.27%, and 1.52%, respectively. See page 8 for the expense ratios for the six months ended June 30, 2018. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A Shares, Class C Shares, and Class T Shares is 5.75%, 1.00%, and 2.50%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com. Investing in foreign securities involves risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks. Investing in gold is considered speculative and is affected by a variety of worldwide economic, financial, and political factors. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares and Class C Shares on December 23, 2002, Class I Shares on January 11, 2008, and Class T Shares on July 5, 2017. The actual performance of the Class A Shares, Class C Shares, and Class T Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The XAU Index is an unmanaged indicator of stock market performance of large North American gold and silver companies. The NYSE Arca Gold Miners Index is a modified market capitalization weighted index comprised of publicly traded companies involved primarily in the mining for gold and silver. The NYSE Arca Gold BUGS Index is a modified equal-dollar weighted index of companies involved in major gold mining. It was designed to give investors significant exposure to near term movements in gold prices by including companies that do not hedge their gold production beyond one-and-a-half years. The Lipper Precious Metals Fund Classification reflects the average performance of mutual funds classified in this particular category. The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	XAU Index since inception performance results is as of June 30, 1994.
(c)	NYSE Arca Gold Miners Index since inception performance results is as of June 30, 1994.
(d)	There are no data available for the NYSE Arca Gold BUGS Index prior to December 16, 1994.
(e)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(f)	Assuming payment of the 1% maximum contingent deferred sales change imposed on redemptions made within one year of purchase.
(g)	Performance results include the effect of the maximum 2.50% sales charge at the beginning of the period.

Gabelli Gold Fund, Inc.
Disclosure of Fund Expenses (Unaudited)
For the Six Month Period from January 1, 2018 through June 30, 2018	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 01/01/18	Ending Account Value 06/30/18	Annualized Expense Ratio	Expenses Paid During Period*
Gabelli Gold Fund, Inc.
Actual Fund Return
Class AAA	$1,000.00	$ 921.60	1.55%	$ 7.38
Class A	$1,000.00	$ 921.70	1.55%	$ 7.39
Class C	$1,000.00	$ 919.10	2.30%	$10.94
Class I	$1,000.00	$ 923.10	1.30%	$ 6.20
Class T	$1,000.00	$ 921.50	1.55%	$ 7.38
Hypothetical 5% Return
Class AAA	$1,000.00	$1,017.11	1.55%	$ 7.75
Class A	$1,000.00	$1,017.11	1.55%	$ 7.75
Class C	$1,000.00	$1,013.39	2.30%	$11.48
Class I	$1,000.00	$1,018.35	1.30%	$ 6.51
Class T	$1,000.00	$1,017.11	1.55%	$ 7.75

*

Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181 days), then divided by 365.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2018:

Gabelli Gold Fund, Inc.

North America	62.1%
Asia/Pacific Rim	17.2%
Europe	11.2%

Latin America	8.8%
South Africa	0.8%
Other Assets and Liabilities (Net)	(0.1)%

100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554).The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

Gabelli Gold Fund, Inc.

Schedule of Investments — June 30, 2018 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS — 99.9%
	Metals and Mining — 99.9%
	Asia/Pacific Rim — 17.2%
1,000,000	Evolution Mining Ltd.	$2,093,217	$2,597,576
7,000,000	Gold Road Resources Ltd.†	2,952,005	3,833,459
947,079	Newcrest Mining Ltd.	21,884,592	15,347,415
1,176,227	Northern Star Resources Ltd.	1,814,593	6,319,589
2,220,850	OceanaGold Corp., New York	6,760,539	6,218,380
425,000	OceanaGold Corp., Toronto	1,293,752	1,179,972
3,745,000	Perseus Mining Ltd., Australia†	975,234	1,191,740
4,450,000	Perseus Mining Ltd., Toronto†	3,579,845	1,421,671
10,989,011	RTG Mining Inc., CDI†	1,202,183	1,016,552
4,027,272	Saracen Mineral Holdings Ltd.†	1,096,339	6,527,038
2,206,756	Westgold Resources Ltd.†	2,696,052	3,021,253

		46,348,351	48,674,645

	Europe — 11.2%
2,399,000	Centamin plc	2,421,902	3,767,632
1,803,054	Condor Gold plc†(a)	1,278,086	809,057
3,000,000	Hummingbird Resources plc†	1,082,952	1,207,570
95,000	Polyus PJSC, GDR	3,960,257	3,120,750
295,900	Randgold Resources Ltd., ADR	2,164,038	22,810,931

		10,907,235	31,715,940

	Latin America — 8.8%
185,000	Endeavour Mining Corp., New York†	3,499,070	3,319,629
1,135,500	Fresnillo plc	10,878,628	17,136,201
1,797,709	Hochschild Mining plc	2,543,134	4,519,659

		16,920,832	24,975,489

	North America — 61.9%
135,246	Agnico Eagle Mines Ltd., New York	1,791,888	6,198,324
322,186	Agnico Eagle Mines Ltd., Toronto	4,607,237	14,770,585
600,000	Alacer Gold Corp., New York†	1,381,851	1,140,360
700,000	Alacer Gold Corp., Toronto†	1,612,160	1,293,881
1,037,675	Alamos Gold Inc., New York, Cl. A	6,613,889	5,904,371
1,325,250	Alamos Gold Inc., Toronto, Cl. A	6,661,899	7,550,392
5,500,000	Alexandria Minerals Corp.†(a)	965,100	167,345
1,100,000	Amarillo Gold Corp.†	318,969	238,466
1,766,500	Asanko Gold Inc., New York†	3,100,961	1,890,155
233,500	Asanko Gold Inc., Toronto†	409,892	252,212
2,224,650	B2Gold Corp., New York†	6,531,963	5,739,597
400,000	B2Gold Corp., Toronto†	1,180,623	1,037,539
373,700	Barrick Gold Corp., New York	5,359,143	4,906,681
122,661	Barrick Gold Corp., Toronto	3,309,806	1,611,346
4,600,000	Belo Sun Mining Corp.†	2,970,194	804,777
230,200	Chesapeake Gold Corp.†	757,519	350,207
52,700	Contango ORE Inc.†(a)(b)	1,045,003	1,133,050
55,000	Contango ORE Inc., New York	1,090,619	1,182,500
1,100,000	Continental Gold Inc.†	2,170,981	3,171,186

Shares		Cost	Market Value
685,000	Detour Gold Corp., New York†	$8,701,664	$6,178,700
115,000	Detour Gold Corp., Toronto†	1,460,863	1,033,963
675,000	Fortuna Silver Mines Inc.†	3,065,187	3,834,000
244,700	Franco-Nevada Corp.(a)	6,599,423	17,859,480
350,000	Gold Standard Ventures Corp.†	580,710	477,750
270,000	Goldcorp Inc., New York	3,798,458	3,701,700
433,800	Goldcorp Inc., Toronto	2,617,137	5,956,026
2,000,000	Golden Queen Mining Co. Ltd., New York†	1,228,236	331,800
1,500,000	Golden Queen Mining Co. Ltd., New York†(a)	363,137	248,850
8,987,000	Golden Queen Mining Co. Ltd., Toronto†	2,175,751	1,466,211
473,000	Golden Queen Mining Co. Ltd., Toronto†	231,169	77,355
300,000	K92 Mining Inc.†	203,172	205,378
210,000	Kirkland Lake Gold Ltd.	1,382,862	4,447,115
95,533	MAG Silver Corp.†(a)(b)	1,000,231	1,032,712
165,000	MAG Silver Corp., New York†	1,408,585	1,782,223
5,050,000	Mandalay Resources Corp.†	3,874,435	749,059
1,000,000	Midas Gold Corp., New York†	420,549	744,830
1,950,000	Midas Gold Corp., Toronto†	820,071	1,453,619
302,871	Newmont Mining Corp.	12,784,761	11,421,265
200,000	Northern Dynasty Minerals Ltd., New York†	362,780	108,320
1,672,000	Northern Dynasty Minerals Ltd., Toronto†	820,750	902,993
306,860	Osisko Gold Royalties Ltd.	4,145,818	2,906,026
100,000	Pan American Silver Corp.	1,707,705	1,790,000
10,600,000	Redstar Gold Corp.†	463,869	282,204
210,000	Royal Gold Inc.	11,626,410	19,496,400
600,000	SEMAFO Inc., New York†(a)	1,778,479	1,738,866
400,000	SEMAFO Inc., Toronto†	1,185,653	1,159,244
75,000	Tahoe Resources Inc., New York	920,130	369,000
850,000	Tahoe Resources Inc., Toronto	10,782,189	4,183,243
240,000	TMAC Resources Inc.†	2,790,150	1,022,325
50,000	Torex Gold Resources Inc., New York†(a)	543,060	445,366
385,000	Torex Gold Resources Inc., Toronto†	5,973,709	3,429,316
1,200,000	Victoria Gold Corp., New York†	582,210	312,120
2,000,000	Victoria Gold Corp., Toronto†	970,350	532,461
3,041,000	Wesdome Gold Mines Ltd.†	3,665,558	7,101,411
290,000	Wheaton Precious Metals Corp., New York	6,223,252	6,397,400
30,000	Wheaton Precious Metals Corp., Toronto	724,270	662,229

		159,862,440	175,183,934

	South Africa — 0.8%
250,000	Gold Fields Ltd., ADR	1,282,620	892,500
200,000	Harmony Gold Mining Co. Ltd.	300,271	309,386

See accompanying notes to financial statements.

Gabelli Gold Fund, Inc.

Schedule of Investments (Continued) — June 30, 2018 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS (Continued)
	Metals and Mining (Continued)
	South Africa (Continued)
750,000	Harmony Gold Mining Co. Ltd., ADR	$1,693,295	$1,170,000

		3,276,186	2,371,886

	TOTAL COMMON STOCKS	237,315,044	282,921,894

	WARRANTS — 0.2%
	Metals and Mining — 0.2%
	Asia/Pacific Rim — 0.0%
441,351	Westgold Resources Ltd., expire 06/30/19†	0	62,058

	Europe — 0.0%
650,364	Condor Gold plc, expire 02/23/19†(a)(b)	0	2
251,163	Condor Gold plc, expire 03/22/20†(a)(b)	33,892	12,958

		33,892	12,960

	North America — 0.2%
475,000	Golden Queen Mining Co. Ltd., expire 08/03/19†	202,333	2
1,222,000	Northern Dynasty Minerals Ltd., expire 06/15/21†	0	479,614
2,175,000	Redstar Gold Corp., expire 05/03/19†	51,378	8,414

		253,711	488,030

	TOTAL WARRANTS	287,603	563,048

	TOTAL INVESTMENTS — 100.1%	$237,602,647	283,484,942

	Other Assets and Liabilities (Net) — (0.1)%		(317,185)

	NET ASSETS — 100.0%		$283,167,757

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, the market value of Rule 144A securities amounted to $23,447,686 or 8.28% of net assets.

(b)

At June 30, 2018, the Fund held investments in restricted and illiquid securities amounting to $2,178,722 or 0.77% of net assets, which were valued under methods approved by the Board of Directors as follows:

Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	06/30/18 Carrying Value Per Share
52,700	Contango ORE Inc.	10/17/17	$1,045,003	$21.5000
95,533	MAG Silver Corp.	11/17/17	$1,000,231	$10.8100
650,364	Condor Gold plc warrants, expire 02/23/19	02/27/17	$0	$0.0000
251,163	Condor Gold plc warrants, expire 03/22/20	03/26/18	$33,892	$0.0516

†	Non-income producing security.
ADR	American Depositary Receipt
CDI	CHESS (Australia) Depository Interest
GDR	Global Depositary Receipt

See accompanying notes to financial statements.

Gabelli Gold Fund, Inc.

Statement of Assets and Liabilities

June 30, 2018 (Unaudited)

Assets:
Investments, at value (cost $237,602,647)	$283,484,942
Foreign currency, at value (cost $48,527)	49,339
Receivable for investments sold	1,590,448
Receivable for Fund shares sold	68,313
Dividends receivable	130,361
Prepaid expenses	36,481

Total Assets	285,359,884

Liabilities:
Payable to custodian	48,404
Payable for Fund shares redeemed	374,478
Payable for investment advisory fees	233,499
Payable for distribution fees	43,900
Payable for accounting fees	11,250
Line of credit payable	1,361,000
Other accrued expenses	119,596

Total Liabilities	2,192,127

Net Assets (applicable to 22,212,305 shares outstanding)	$283,167,757

Net Assets Consist of:
Paid-in capital	$323,354,114
Accumulated net investment loss	(12,637,187)
Accumulated net realized loss on investments and foreign currency transactions	(73,432,230)
Net unrealized appreciation on investments	45,882,295
Net unrealized appreciation on foreign currency translations	765

Net Assets	$283,167,757

Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($134,914,093 ÷ 10,619,815 shares outstanding; 375,000,000 shares authorized)	$12.70
Class A:
Net Asset Value and redemption price per share ($21,909,871 ÷ 1,721,843 shares outstanding; 250,000,000 shares authorized)	$12.72
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$13.50
Class C:
Net Asset Value and offering price per share ($14,315,223 ÷ 1,223,953 shares outstanding; 125,000,000 shares authorized)	$11.70 (a)
Class I:
Net Asset Value, offering, and redemption price per share ($112,027,638 ÷ 8,646,621 shares outstanding; 125,000,000 shares authorized)	$12.96
Class T:
Net Asset Value and redemption price per share ($932 ÷ 73.48 shares outstanding; 125,000,000 shares authorized)	$12.68
Maximum offering price per share (NAV ÷ 0.975, based on maximum sales charge of 2.50% of the offering price)	$13.01

Statement of Operations

For the Six Months Ended June 30, 2018 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $85,702)	$2,011,664
Interest	16,745

Total Investment Income	2,028,409

Expenses:
Investment advisory fees	1,456,429
Distribution fees - Class AAA	175,424
Distribution fees - Class A	28,860
Distribution fees - Class C	71,572
Distribution fees - Class T	1
Shareholder services fees	124,655
Shareholder communications expenses	62,130
Registration expenses	57,550
Directors’ fees	54,053
Legal and audit fees	37,053
Custodian fees	32,054
Accounting fees	22,500
Interest expense	7,425
Miscellaneous expenses	37,191

Total Expenses	2,166,897

Expenses indirectly paid by broker (See Note 6)	(1,734)

Net Expenses	2,165,163

Net Investment Loss	(136,754)

Net Realized and Unrealized Gain/(Loss)on Investments and Foreign Currency:
Net realized loss on investments	(6,818,445)
Net realized gain on foreign currency transactions	9,362

Net realized loss on investments and foreign currency transactions	(6,809,083)

Net change in unrealized appreciation/depreciation:
on investments	(17,403,925)
on foreign currency translations	689

Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(17,403,236)

Net Realized and Unrealized Gain/(Loss)on Investments and Foreign Currency	(24,212,319)

Net Decrease in Net Assets Resulting from Operations	$(24,349,073)

(a)	Redemption price varies based on the length of time held.

See accompanying notes to financial statements.

Gabelli Gold Fund, Inc.

Statement of Changes in Net Assets

	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Operations:
Net investment loss	$(136,754)	$(2,087,482)
Net realized loss on investments and foreign currency transactions	(6,809,083)	(5,827,060)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(17,403,236)	21,523,471

Net Increase/(Decrease) in Net Assets Resulting from Operations	(24,349,073)	13,608,929

Distributions to Shareholders:
Net investment income
Class AAA	—	(793,096)
Class A	—	(148,092)
Class I	—	(851,219)
Class T	—	(7)

Total Distributions to Shareholders	—	(1,792,414)

Capital Share Transactions:
Class AAA	(7,893,510)	(14,870,534)
Class A	(1,651,532)	9,869,747
Class C	(76,747)	(801,523)
Class I	10,421,833	22,137,002
Class T	—	1,007

Net Increase in Net Assets from Capital Share Transactions	800,044	16,335,699

Redemption Fees	542	11,167

Net Increase/(Decrease) in Net Assets	(23,548,487)	28,163,381
Net Assets:
Beginning of year	306,716,244	278,552,863

End of period (including undistributed net investment income of $0 and $0,respectively)	$283,167,757	$306,716,244

See accompanying notes to financial statements.

Gabelli Gold Fund, Inc.

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations				Distributions					Ratios to Average Net Assets/ Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)		Net Realized and Unrealized Loss on Investments	Total from Investment Operations	Net Investment Income	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses(c)		Portfolio Turnover Rate
Class AAA
2018(d)	$13.78	$(0.01)		$(1.07)	$(1.08)	—	—	$0.00	$12.70	(7.8)%	$134,914	(0.17	)%(e)	1.55	%(e)(f)	3%
2017	13.04	(0.10)		0.91	0.81	$(0.07)	$(0.07)	0.00	13.78	6.2	154,640	(0.69)		1.52	(g)	13
2016	8.69	(0.03)		4.66	4.63	(0.28)	(0.28)	0.00	13.04	53.5	160,659	(0.23)		1.51	(g)	14
2015	10.57	(0.06)		(1.82)	(1.88)	—	—	0.00	8.69	(17.8)	93,630	(0.62)		1.62	(f)	18
2014	10.71	(0.10)		(0.04)	(0.14)	—	—	0.00	10.57	(1.3)	123,456	(0.78)		1.58		18
2013	21.99	(0.00	)(b)	(11.28)	(11.28)	—	—	0.00	10.71	(51.3)	138,147	(0.03)		1.57		4
Class A
2018(d)	$13.80	$(0.01)		$(1.07)	$(1.08)	—	—	$0.00	$12.72	(7.8)%	$21,910	(0.17	)%(e)	1.55	%(e)(f)	3%
2017	13.07	(0.11)		0.92	0.81	$(0.08)	$(0.08)	0.00	13.80	6.2	25,551	(0.76)		1.52	(g)	13
2016	8.71	(0.02)		4.67	4.65	(0.29)	(0.29)	0.00	13.07	53.5	16,006	(0.12)		1.51	(g)	14
2015	10.60	(0.06)		(1.83)	(1.89)	—	—	0.00	8.71	(17.8)	6,590	(0.61)		1.62	(f)	18
2014	10.73	(0.10)		(0.03)	(0.13)	—	—	0.00	10.60	(1.2)	11,334	(0.77)		1.58		18
2013	22.04	(0.00	)(b)	(11.31)	(11.31)	—	—	0.00	10.73	(51.3)	13,476	(0.03)		1.57		4
Class C
2018(d)	$12.73	$(0.05)		$(0.98)	$(1.03)	—	—	$0.00	$11.70	(8.1)%	$14,315	(0.92	)%(e)	2.30	%(e)(f)	3%
2017	12.08	(0.19)		0.84	0.65	—	—	0.00	12.73	5.4	15,657	(1.44)		2.27	(g)	13
2016	8.07	(0.11)		4.33	4.22	$(0.21)	$(0.21)	0.00	12.08	52.5	15,748	(0.83)		2.26	(g)	14
2015	9.90	(0.13)		(1.70)	(1.83)	—	—	0.00	8.07	(18.5)	5,466	(1.37)		2.37	(f)	18
2014	10.10	(0.18)		(0.02)	(0.20)	—	—	0.00	9.90	(2.0)	5,899	(1.52)		2.33		18
2013	20.89	(0.11)		(10.68)	(10.79)	—	—	0.00	10.10	(51.7)	5,386	(0.79)		2.32		4
Class I
2018(d)	$14.04	$0.01		$(1.09)	$(1.08)	—	—	$0.00	$12.96	(7.7)%	$112,028	0.11	%(e)	1.30	%(e)(f)	3%
2017	13.29	(0.07)		0.93	0.86	$(0.11)	$(0.11)	0.00	14.04	6.5	110,867	(0.46)		1.27	(g)	13
2016	8.85	0.03		4.73	4.76	(0.32)	(0.32)	0.00	13.29	54.0	86,140	0.20		1.26	(g)	14
2015	10.74	(0.04)		(1.85)	(1.89)	—	—	0.00	8.85	(17.6)	36,063	(0.37)		1.37	(f)	18
2014	10.85	(0.06)		(0.05)	(0.11)	—	—	0.00	10.74	(1.0)	38,958	(0.51)		1.33		18
2013	22.23	0.03		(11.41)	(11.38)	—	—	0.00	10.85	(51.2)	12,866	0.21		1.32		4
Class T
2018(d)	$13.76	$(0.01)		$(1.07)	$(1.08)	—	—	$0.00	$12.68	(7.8)%	$1	(0.17	)%(e)	1.55	%(e)(f)	3%
2017(h)	13.70	(0.07)		0.22	0.15	$(0.09)	$(0.09)	0.00	13.76	1.1	1	(0.97	)(e)	1.52	(e)(g)	13

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)

The Fund incurred interest expense during the six months ended June 30, 2018, and the years ended December 31, 2016, 2015, and 2013. If interest expense had not been incurred, the ratio of operating expenses to average net assets would have been 1.54%, 1.50%,1.62%, and 1.56% (Class AAA and Class A), 2.29%, 2.25%, 2.36%, and 2.31% (Class C), 1.29%, 1.25%,1.36%, and 1.31% (Class I), and 1.54% (Class T). For the years ended December 31, 2017 and 2014, the effect of interest expense was minimal.

(d)	For the six months ended June 30, 2018, unaudited.
(e)	Annualized.
(f)

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the six months ended June 30, 2018, and the year ended December 31, 2015, there was no impact on the expense ratios.

(g)

During the years ended December 31, 2017, and 2016, the Fund received reimbursements of custody expenses paid in prior years. Had such reimbursements (allocated by relative net asset values of the Fund’s share classes) been included in the 2016 calculation, the annualized expense ratios would have been 1.43% (Class AAA and Class A), 2.18% (Class C), and 1.18% (Class I). The 2017 reimbursement had no effect on the expense ratio.

(h)	Class T Shares were initially offered on July 5, 2017 and are no longer offered for sale.

See accompanying notes to financial statements.

Gabelli Gold Fund, Inc.

Notes to Financial Statements (Unaudited)

1. Organization. Gabelli Gold Fund, Inc. was incorporated on May 13, 1994 in Maryland and commenced investment operations on July 11, 1994. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary objective is long term capital appreciation.

The Fund may invest a high percentage of its assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Fund may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility to the Fund’s NAV and a magnified effect in its total return.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case the securities will be fair valued as determined by the Board. Such debt obligations are valued through prices provided by a pricing service approved by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S.

Gabelli Gold Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The Fund employs a fair value model to adjust prices to reflect events affecting the values of certain portfolio securities which occur between the close of trading on the principal market for such securities (foreign exchanges and over-the-counter markets) at the time when net asset value of the Fund is determined. If the Fund’s valuation committee believes that a particular event would materially affect net asset value, further adjustment is considered.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2018 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 6/30/18
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Metals and Mining
Asia/Pacific Rim	$33,327,230	$15,347,415	$48,674,645
Europe	31,715,940	—	31,715,940
Latin America	24,975,489	—	24,975,489
North America	173,528,163	1,655,771	175,183,934
South Africa	2,371,886	—	2,371,886
Total Common Stocks	265,918,708	17,003,186	282,921,894
Warrants:
Metals and Mining
Asia/Pacific Rim	62,058	—	62,058
Europe	—	12,960	12,960
North America	—	488,030	488,030
Total Warrants	62,058	500,990	563,048
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$265,980,766	$17,504,176	$283,484,942

During the six months ended June 30, 2018, the Fund did not have material transfers between Level 1 and Level 2. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Gabelli Gold Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Gabelli Gold Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted securities the Fund held at June 30, 2018, refer to the Schedule of Investments.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on passive foreign investment companies and other investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

Gabelli Gold Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

As of December 31, 2017, the tax character of distributions paid was ordinary income.

Distributions paid from:
Ordinary income	$1,792,414

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

At December 31, 2017, the Fund had net capital loss carryforwards for federal income tax purposes which are available to reduce future required distributions of net capital gains to shareholders. The Fund is permitted to carry capital losses forward for an unlimited period. Capital losses that are carried forward will retain their character as either short term or long term capital losses.

Short term capital loss carryforward with no expiration	$5,184,195
Long term capital loss carryforward with no expiration	61,158,043

Total capital loss carryforwards	$66,342,238

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2018:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$237,883,554	$90,846,448	$(45,245,060)	$45,601,388

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended June 30, 2018, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2018, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

The Fund pays each Director who is not considered to be an affiliated person an annual retainer of $9,000 plus $2,000 for each Board meeting attended. Each Director is reimbursed by the Fund for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended and the Chairman of the Audit Committee and the Lead Director each receives a $2,000 annual fee. A Director

Gabelli Gold Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the “Plan”) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, Class C, and Class T Share Plans, payments are authorized to G.distributors, LLC (the “Distributor”), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, 1.00%, and 0.25%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2018, other than short term securities and U.S. Government obligations, aggregated $10,455,476 and $8,970,562, respectively.

6. Transactions with Affiliates and Other Arrangements. During the six months ended June 30, 2018, the Distributor retained a total of $3,445 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

During the six months ended June 30, 2018, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $1,734.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. During the six months ended June 30, 2018, the Fund accrued $22,500 in accounting fees in the Statement of Operations.

7. Line of Credit. The Fund participates in an unsecured line of credit, which expires on March 6, 2019 and may be renewed annually, of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the overnight Federal Funds rate plus 125 basis points or the 30 day LIBOR plus 125 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. At June 30, 2018, there was $1,361,000 outstanding under the line of credit.

The average daily amount of borrowings outstanding under the line of credit during the six months ended June 30, 2018 was $179,353 with a weighted average interest rate of 3.33%. The maximum amount borrowed at any time during the six months ended June 30, 2018 was $2,356,000.

8. Capital Stock. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA and Class I Shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended June 30, 2018 and the year ended December 31, 2017, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

Gabelli Gold Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31, 2017
	Shares	Amount	Shares	Amount

Class AAA
Shares sold	1,113,960	$14,542,634	3,708,630	$53,515,039
Shares issued upon reinvestment of distributions	—	—	56,575	774,517
Shares redeemed	(1,715,777)	(22,436,144)	(4,867,640)	(69,160,090)

Net decrease	(601,817)	$(7,893,510)	(1,102,435)	$(14,870,534)

Class A
Shares sold	85,993	$1,132,939	1,358,962	$20,135,569
Shares issued upon reinvestment of distributions	—	—	6,047	82,957
Shares redeemed	(215,268)	(2,784,471)	(738,503)	(10,348,779)

Net increase/(decrease)	(129,275)	$(1,651,532)	626,506	$9,869,747

Class C
Shares sold	103,598	$1,228,228	311,423	$4,089,391
Shares redeemed	(109,177)	(1,304,975)	(385,585)	(4,890,914)

Net decrease	(5,579)	$(76,747)	(74,162)	$(801,523)

Class I
Shares sold	2,200,119	$29,512,042	3,993,311	$58,646,352
Shares issued upon reinvestment of distributions	—	—	52,311	729,735
Shares redeemed	(1,451,989)	(19,090,209)	(2,630,934)	(37,239,085)

Net increase	748,130	$10,421,833	1,414,688	$22,137,002

Class T(a)
Shares sold	—	—	73	$1,007

Net increase	—	—	73	$1,007

(a)	Class T Shares were initially offered on July 5, 2017 and are no longer offered for sale.

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Subsequent Events. Management has evaluated the impact on the Fund of all other subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Gabelli Gold Fund, Inc.

Board Consideration and Re-Approval of Investment Advisory Agreements (Unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), contemplates that the Board of Directors (the “Board”) of Gabelli Gold Fund, Inc. (the “Fund”), including a majority of the Directors who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Fund, as defined in the 1940 Act (the “Independent Board Members”), are required annually to review and re-approve the terms of the Fund’s existing investment advisory agreement and approve any newly proposed terms therein. In this regard, the Board reviewed and re-approved, during the most recent six month period covered by this report, the Investment Advisory Agreement (the “Advisory Agreement”) with Gabelli Funds, LLC (the “Adviser”) for the Fund.

More specifically, at a meeting held on February 21, 2018, the Board, including the Independent Board Members, considered the factors and reached the conclusions described below relating to the selection of the Adviser and the re-approval of the Advisory Agreement.

1) The nature, extent, and quality of services provided by the Adviser.

The Board Members reviewed in detail the nature and extent of the services provided by the Adviser under the Advisory Agreement and the quality of those services over the past year. The Board noted that these services included managing the investment program of the Fund, including the purchase and sale of portfolio securities, and overseeing all of the Fund’s third party service providers as well as providing general corporate services. The Board Members considered that the Adviser also provided, at its expense, office facilities for use by the Fund and supervisory personnel responsible for supervising the performance of administrative, accounting, and related services for the Fund, including monitoring to assure compliance with stated investment policies and restrictions under the 1940 Act and related securities regulation. The Board Members noted that, in addition to managing the investment program for the Fund, the Adviser provided certain non-advisory and compliance services, including services for the Fund’s Rule 38a-1 compliance program.

The Board Members also considered that the Adviser paid for all compensation of officers and Board Members of the Fund that are affiliated with the Adviser and that the Adviser further provided services to shareholders of the Fund who had invested through various programs offered by third party financial intermediaries. The Board Members evaluated these factors based on its direct experience with the Adviser and in consultation with Fund Counsel. The Board noted that the Adviser had engaged, at its expense, BNY Mellon Investment Servicing (US) Inc. (“BNY”) to assist it in performing certain of its administrative functions. The Board Members concluded that the nature and extent of the services provided was reasonable and appropriate in relation to the advisory fee, that the level of services provided by the Adviser, either directly or through BNY, had not diminished over the past year, and that the quality of service continued to be high.

The Board Members reviewed the personnel responsible for providing services to the Fund and concluded, based on their experience and interaction with the Adviser, that (i) the Adviser was able to retain quality personnel, (ii) the Adviser and its agents exhibited a high level of diligence and attention to detail in carrying out their advisory and administrative responsibilities under the Advisory Agreement, (iii) the Adviser was responsive to requests of the Board, (iv) the scope and depth of the Adviser’s resources was adequate, and (v) the Adviser had kept the Board apprised of developments relating to the Fund and the industry in general. The Board Members also focused on the Adviser’s reputation and long standing relationship with the Fund. The Board Members also believed that the Adviser had devoted substantial resources and made substantial commitments to address new regulatory compliance requirements applicable to the Fund.

Gabelli Gold Fund, Inc.

Board Consideration and Re-Approval of Investment Advisory Agreements (Unaudited) (Continued)

2) The performance of the Fund and the Adviser.

The Board Members reviewed the investment performance of the Fund, on an absolute basis, as compared with its Broadridge peer group of other SEC registered funds, and against the Fund’s broad based securities market benchmark as reflected in the Fund’s prospectus and annual report. The Board Members considered the Fund’s one, three, five, and ten year average annual total return for the periods ended December 31, 2017, but placed greater emphasis on the Fund’s longer term performance. The peer group considered by the Board Members was developed by Broadridge and was comprised of the Fund and all retail and institutional precious metals equity funds (the “Performance Peer Group”). The Board considered these comparisons helpful in their assessment as to whether the Adviser was obtaining for the Fund’s shareholders the total return performance that was available in the marketplace, given the Fund’s objectives, strategies, limitations, and restrictions. In reviewing the performance of the Fund, the Board Members noted that the Fund’s performance was above the median for three year, five year, and ten year periods but below the median for the one-year period. The Board Members concluded that the Fund’s performance was reasonable in comparison with that of the Performance Peer Group.

In connection with its assessment of the performance of the Adviser, the Board Members considered the Adviser’s financial condition and whether it had the resources necessary to continue to carry out its functions under the Advisory Agreement. The Board Members concluded that the Adviser had the financial resources necessary to continue to perform its obligations under the Advisory Agreement and to continue to provide the high quality services that it has provided to the Fund to date.

3) The cost of the advisory services and the profits to the Adviser and its affiliates from the relationship with the Fund.

In connection with the Board Members’ consideration of the cost of the advisory services and the profits to the Adviser and its affiliates from the relationship with the Fund, the Board Members considered a number of factors. First, the Board Members compared the level of the advisory fee for the Fund against the comparative Broadridge expense peer group (“Expense Peer Group”). The Board Members also considered comparative non-management fee expenses and comparative total fund expenses of the Fund and the Expense Peer Group. The Board Members considered this information as useful in assessing whether the Adviser was providing services at a cost that was competitive with other similar funds. In assessing this information, the Board Members considered both the comparative contract rates as well as the level of the total expense ratio with respect to the Expense Peer Group. The Board Members noted that the Fund’s advisory fee and expense ratio were above the median when compared with those of the Expense Peer Group.

The Board Members also reviewed the fees charged by the Adviser to provide similar advisory services to other registered investment companies or accounts with similar investment objectives, noting that the fees charged by the Adviser were the same or lower, than the fees charged to the Fund.

The Board Members also considered an analysis prepared by the Adviser of the estimated profitability to the Adviser of its relationship with the Fund and reviewed with the Adviser its cost allocation methodology in connection with its profitability. In this regard, the Board Members reviewed Pro-forma Income Statements of the Adviser for the year ended December 31, 2017. The Board Members considered one analysis for the Adviser as a whole, and a second analysis for the Adviser with respect to the Fund. With respect to the

Gabelli Gold Fund, Inc.

Board Consideration and Re-Approval of Investment Advisory Agreements (Unaudited) (Continued)

Fund analysis, the Board Members received an analysis based on the Fund’s average net assets during the period as well as a pro-forma analysis of profitability at higher and lower asset levels. The Board Members concluded that the profitability of the Fund to the Adviser under either analysis was not excessive.

4) The extent to which economies of scale will be realized as the Fund grows and whether fee levels reflect those economies of scale.

With respect to the Board Members’ consideration of economies of scale, the Board Members discussed whether economies of scale would be realized by the Fund at higher asset levels. The Board Members also reviewed data from the Expense Peer Group to assess whether the Expense Peer Group funds had advisory fee breakpoints and, if so, at what asset levels. The Board Members also assessed whether certain of the Adviser’s costs would increase if asset levels rise. The Board Members noted the Fund’s current size and concluded that under foreseeable conditions, they were unable to assess at this time whether economies of scale would be realized if the Fund were to experience significant asset growth. In the event there were to be significant asset growth in the Fund, the Board Members determined to reassess whether the advisory fee appropriately took into account any economies of scale that had been realized as a result of that growth.

5) Other Factors.

In addition to the above factors, the Board Members also discussed other benefits received by the Adviser from its management of the Fund. The Board Members considered that the Adviser does use soft dollars in connection with its management of the Fund.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board Members based their decision on evaluations of all these factors as a whole and did not consider any one factor as all important or controlling.

GABELLI GOLD FUND, INC.

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager Biography

Caesar M. P. Bryan joined GAMCO Asset Management in 1994. He is a member of the global investment team of Gabelli Funds, LLC and portfolio manager of several funds within the Gabelli/GAMCO Fund Complex. Prior to joining Gabelli, Mr. Bryan was a portfolio manager at Lexington Management. He began his investment career at Samuel Montagu Company, the London based merchant bank. Mr. Bryan graduated from the University of Southampton in England with a Bachelor of Law and is a member of the English Bar.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

GABELLI GOLD FUND, INC.

One Corporate Center

Rye, New York 10580-1422

t   800-GABELLI (800-422-3554)

f   914-921-5118

e   info@gabelli.com

    GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Executive Chairman,

Associated Capital Group Inc.

E. Val Cerutti

Chief Executive Officer,

Cerutti Consultants, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

Werner J. Roeder

Former Medical Director,

Lawrence Hospital

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

Daniel E. Zucchi

President,

Daniel E. Zucchi Associates

OFFICERS

Bruce N. Alpert

President

John C. Ball

Treasurer

Agnes Mullady

Vice President

Andrea R. Mango

Secretary

Richard J. Walz

Chief Compliance

Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

State Street Bank and Trust Company

TRANSFER AGENT AND

DIVIDEND DISBURSING AGENT

DST Asset Manager

Solutions, Inc.

LEGAL COUNSEL

Paul Hasting LLP

This report is submitted for the general information of the shareholders of the Gabelli Gold Fund, Inc. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB008Q218SR

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Gabelli Gold Fund, Inc.

By (Signature and Title)*    /s/ Bruce N. Alpert

Bruce N. Alpert, Principal Executive Officer

Date    8/27/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Bruce N. Alpert

Bruce N. Alpert, Principal Executive Officer

Date    8/27/2018

By (Signature and Title)*    /s/ John C. Ball

John C. Ball, Principal Financial Officer and Treasurer

Date    8/27/2018

* Print the name and title of each signing officer under his or her signature.